COMMITMENTS AND CONTINGENCIES	9 Months Ended
Sep. 30, 2011
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 16 - COMMITMENTS AND CONTINGENCIES

The Company entered into a Consulting and Services Agreement ("CSA") with Idaho State University ("ISU"). The CSA establishes a framework under which ISU, through the Idaho Accelerator Center ("IAC"), could assemble a THOR demonstration unit in Pocatello, Idaho.  In order to begin that project, the CSA requires the Company to propose a series of work orders setting forth work tasks, deliverables, due dates, IAC's compensation and other commercial terms.  On July 15, 2011, the first accepted work order was transmitted to the Company by ISU.  The work order had a deliverable date of September 30, 2011 which required preliminary research steps and related deliverables; this deliverable date was extended to November 30, 2011. The Company is currently reviewing results from the first work order.

The Company has entered into an agreement with a manufacturer to build a component for THOR.  The contract amount was $99,200 and the Company has incurred costs of $84,620 as of September 30, 2011.

The Company is involved in litigation and disputes arising in the ordinary course of business.  While the ultimate outcome of these matters is not presently determinable, it is the opinion of management that the resolution of outstanding claims will not have a material adverse effect on the financial position or results of operations of the Company.

William A. Rothstein vs. Valley Forge Composite Technologies, Inc., a Florida corporation, and Louis J. Brothers, Civil Action No. 09-0918071 Toomey (UT 3d Jud. Dist.)

On October 30, 2009, the Company and its president and director, Louis J. Brothers, were both named as defendants in a civil complaint filed on that date in the Third Judicial District Court in and for Salt Lake County, Utah by shareholder William A. Rothstein. The complaint has been served on Mr. Brothers and the Company. The five-count complaint alleges that the defendants committed fraud, violated the Utah Uniform Securities Act (Ut. Code Ann. §61-1-1, et seq.), made negligent misrepresentations, breached a fiduciary duty to the shareholder, and breached a settlement agreement and seeks unspecified compensatory and punitive damages and attorney's fees.  The complaint alleged that Mr. Brothers misrepresented the timetable in which the Company's THOR LVX technology would receive government approvals and the number of Department of Energy employees working on the THOR project and thereby induced the Plaintiff to invest in the Company's securities in 2006.  The Company and Mr. Brothers filed a motion to dismiss the complaint based upon the Utah court's lack of personal jurisdiction over the Company and Brothers.  The Honorable Judge Kate Toomey denied the motion to dismiss on December 13, 2010; Mr. Brothers and the Company filed an answer to the complaint denying all claims.

On November 1, 2011, the Court granted the Plaintiff's motion to file an amended complaint, which abandons the claims in the original complaint except for breach of contract based upon a claimed breach of an alleged agreement to settle the stock fraud claims alleged in the original Complaint.  The Amended Complaint includes 11 additional plaintiffs, two of whom previously filed lawsuits against the Company in Florida, which were later voluntarily dismissed.  In the first Amended Complaint claim for breach of contract, Plaintiffs seek the fair market value of stock and warrants under an alleged settlement agreement.  The second claim, promissory estoppel, seeks the fair market value of the stock and warrants promised to Plaintiffs.  The third claim is for a declaratory judgment that the Defendants are in material breach of a settlement agreement, specific performance for the issuance of promised stock and warrants or, alternatively, damages and other relief the court deems proper.

The Company and Mr. Brothers have filed an Answer to First Amended Complaint denying all claims and asserting affirmative defenses.  The Company cannot provide any assurances on the outcome of the matter.

Coast To Coast Equity Group, Inc. vs. Valley Forge Composite Technologies, Inc., a Florida corporation, and Lou Brothers, Civil Action No. 090A-11229 (Fla. 12 th Jud. Cir.)

On November 11, 2009, the Company and its president and director, Louis J. Brothers, were served with a civil complaint naming both of them as defendants. The complaint was filed on or about October 28, 2009 in circuit court in Manatee County, Florida, by shareholder, Coast To Coast Equity Group, Inc.  ("CTCEG") The complaint alleges that the defendants breached a consulting services agreement by not reimbursing plaintiff for $44,495.18 in expenses, committed fraud, pleaded for the rescission of a standby equity agreement in the amount of $500,000, violated the Florida Securities and Investor Protection Act (Fla. Stat. §517.301), made negligent misrepresentations, and breached a fiduciary duty to shareholders and seeks damages in excess of $15,000 and attorney's fees.  As it pertains to non-contract claims, the complaint alleges that Mr. Brothers misrepresented the distribution rights that the Company had to its ODIN product and misused plaintiff's proceeds which were to be allocated towards the purchase of an ODIN unit.

A Motion to Dismiss was filed in response to the Complaint.  A Consent Order was entered on January 14, 2010, allowing CTCEG to file an Amended Complaint.  A Motion to Dismiss was filed in response to the Amended Complaint.  On May 20, 2010, the Court granted CTCEG leave to file a third amended complaint, which abandons the claims in the original complaint except for breach of contract based on allegations of failure to pay expenses under the above referenced consulting agreement.  The First Amended Complaint ("Complaint") alleges failure to pay a $42,000 promissory note payable to CTCEG.  The claim has been resolved and the Company paid in full amounts owing under the promissory note.

The Complaint also contains a claim for breach of the 2006 Warrant Agreement in that the Company failed to issue stock for warrants which the Company contends expired in May, 2009.  The Complaint contains a claim for promissory estoppel, alleging that Mr. Brothers orally, and in Securities and Exchange Commission ("SEC") filings, agreed to extend the Warrant Agreement and is estopped to deny such promises.  A claim for non-dilution damages is also included, based on allegations that the 2006 Registration Rights Agreement was also extended to May 2010 and CTCEG is therefore entitled to have additional shares issued because the Company sold additional stock in 2008 and 2009.  The Complaint contains a claim for promissory estoppel, alleging that Mr. Brothers orally, and in SEC filings, agreed to extend the Registration Rights Agreement and is estopped to deny such promises.  The last claim is for tortious interference with a contractual relationship, alleging Mr. Brothers, presumably in his individual capacity, interfered with CTCEG's contractual rights under the Warrant Agreement, Registration Rights Agreement and Consulting Agreement.

The Company and Mr. Brothers deny all allegations and have filed an Answer and Affirmative Defenses; raising numerous defenses to the claims.   They also intend to file applicable counterclaims and possible third party claims, but they cannot provide assurances as to the outcome of the matter.  The matter is scheduled for trial during the trial period beginning March 12, 2012.

George Frudakis vs. Valley Forge Composite Technologies, Inc., a Florida corporation, and Lou Brothers, Civil Action No. 2010 CA-04230  (Fla. 12 th Jud. Cir.)

On or about May 7, 2010, George Frudakis commenced the above titled action against the Company and Lou Brothers.  The Complaint sets forth the exact same causes of action as in the Coast to Coast Equity Group, Inc. vs. Valley Forge Composite Technologies, Inc. and Lou Brothers, described above, with the exception that the Frudakis matter does not include a claim for breach of contract based upon the Consulting Agreement.  The Company and Brothers deny all allegations and have filed a motion to dismiss the complaint and a motion to consolidate the Frudakis and Coast to Coast cases into a single proceeding.  The Court has granted a motion to consolidate the cases for discovery purposes and has reserved as to consolidation for trial.   The Company and Lou Brothers intend to file appropriate Affirmative Defenses and Counterclaims, and possible third-party claims, in the event the Court denies the Motion to Dismiss.  However, the Company cannot provide assurances as to the outcome of the matter.

Arbitration Claim filed by Advanced Technology Development, Inc.

During the period between July 9th and 13th, 2010, the Company, Louis J. Brothers and Larry K. Wilhide were served by mail courier with a Statement of Claim ("Statement") filed with the American Arbitration Association by Advanced Technology Development, Inc. ("ATD").  Summarizing in general terms, ATD's arbitration claims one through four are based upon allegations the Company failed to perform or pay ATD for goods pursuant to two separate supply contracts. Claims five through eight are based upon the Company's activities in the promotion and sale of the ODIN imaging device.  Claims nine through thirteen are based upon the Company's alleged misuse of ATDs' "ULDRIS" mark.  The final claim seeks injunctive relief.

The parties agreed to the appointment of Phillip D. O'Neil, Jr. as the Sole Arbitrator and the arbitration proceeding was heard from April 27 through April 29, 2011.  On July 31, the Arbitrator issued an Interim Award, finding that the Company breached the Scanner Agreement by failing to pay ATD $228,194.  Because ATD never actually delivered a second unit, the Arbitrator has ordered the parties to brief the issue of damages, interest, costs and attorney fees before a Final Award will be issued.  The Arbitrator also found that the Company breached the Space Supply Contract and a balance of $42,376 is owed, plus interest.

On November 2, 2011, the Arbitrator issued a Second Interim Award, awarding ATD $90,000 in lost profits resulting from the breach of the Scanner Agreement, plus interest since November 10, 2007.  He additionally awarded 2% interest as part of the damage award for the Space Supply Contract breach.  The Arbitrator found ATD to be the prevailing party for the purposes of shifting attorneys fees, but confined the award to those fees incurred in pursuing the breach of contract claims.  A final award will be issued when the Arbitrator determines the appropriate award of attorney's fees.  Although the exact amount of the award has not been announced, the Company has accrued a loss contingency of $300,000.   The Company estimates the loss range to be between $151,778 and $355,400, but the loss could be higher.